SUBSEQUENT EVENTS (Details)	Sep. 14, 2026 CNY (¥)	Jul. 31, 2026 shares	Jul. 10, 2026 USD ($) $ / shares shares	Jul. 09, 2026 USD ($) $ / shares shares	Jun. 08, 2026 shares	Jun. 30, 2026 $ / shares	Apr. 30, 2026 USD ($) item	Apr. 30, 2026 CNY (¥) item	Dec. 31, 2025 $ / shares
SUBSEQUENT EVENTS
Number of shares issued | shares					25,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0096			$ 0.0096
Aggregate book value							$ 33,410,000	¥ 226,200,000
Aggregate appraised value of assets							$ 1,260,000	¥ 8,600,000
Number of public listings | item							4	4
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Number of shares issued | shares		1,280,000	255,328	1,280,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0096	$ 0.0096
Price per share | $ / shares				$ 0.52
Aggregate purchase price | $				$ 665,600
Maximum aggregate amount | $			$ 30,000,000
Aggregate consideration to be received from the transfer of debt assets	¥ 8,561,500
SUBSEQUENT EVENTS | First Installment
SUBSEQUENT EVENTS
Aggregate consideration to be received from the transfer of debt assets	¥ 4,280,750
Percentage of the total purchase price	50.00%
Payment due period	5 days
SUBSEQUENT EVENTS | First Installment | Guangzhou Nengren
SUBSEQUENT EVENTS
Amount deposited by purchaser and credited toward the purchase price	¥ 2,562,000
Remaining amount of the initial installment payable	1,718,750
SUBSEQUENT EVENTS | Remaining Installment
SUBSEQUENT EVENTS
Aggregate consideration to be received from the transfer of debt assets	¥ 4,280,750
Percentage of the total purchase price	50.00%
Payment due period	1 month